(2_FIDELITY_LOGOS)FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1997


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.
STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


ASSETS                                                                          DECEMBER 31, 1997

INVESTMENTS AT CURRENT MARKET VALUE:

 VARIABLE INSURANCE PRODUCTS FUND (VIP)

  MONEY MARKET PORTFOLIO - 460,982,572 SHARES (COST $ 460,982,572)              $ 460,982,572

  HIGH INCOME PORTFOLIO - 23,562,757 SHARES (COST $285,396,045)                  319,982,242

  EQUITY-INCOME PORTFOLIO - 68,854,231 SHARES (COST $1,172,384,612)              1,671,780,722

  GROWTH PORTFOLIO - 27,119,930 SHARES (COST $720,172,839)                       1,006,149,404

  OVERSEAS PORTFOLIO - 13,057,776 SHARES (COST $226,119,324)                     250,709,295



 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

  INVESTMENT GRADE BOND PORTFOLIO - 8,678,689 SHARES (COST $105,071,360)         109,004,339

  ASSET MANAGER PORTFOLIO - 43,062,200 SHARES (COST $639,821,964)                775,550,216

  INDEX 500 PORTFOLIO - 6,478,500 SHARES (COST $575,914,283)                     741,075,671

  ASSET MANAGER: GROWTH PORTFOLIO - 19,819,521 SHARES (COST $258,793,890)        324,247,367

  CONTRAFUND PORTFOLIO - 61,077,832 SHARES (COST $876,225,604)                   1,217,891,969



 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

  BALANCED PORTFOLIO - 4,224,346 SHARES (COST $57,173,868)                       61,590,960

  GROWTH & INCOME PORTFOLIO - 20,276,256 SHARES (COST $226,604,918)              254,061,491

  GROWTH OPPORTUNITIES PORTFOLIO - 14,481,673 SHARES (COST $241,548,958)         279,061,839



 MORGAN STANLEY UNIVERSAL FUNDS (MSUF)

  EMERGING MARKETS EQUITY PORTFOLIO - 188,634 SHARES (COST $1,833,208)           1,778,822

  EMERGING MARKETS DEBT PORTFOLIO - 295,288 SHARES (COST $2,922,674)             2,855,436

  GLOBAL EQUITY PORTFOLIO - 188,287 SHARES (COST $2,216,615)                     2,210,491

  INTERNATIONAL MAGNUM PORTFOLIO - 133,450 SHARES (COST $1,437,953)              1,385,206



 PBHG INSURANCE SERIES FUNDS (PBHG)

  GROWTH II PORTFOLIO - 204,826 SHARES (COST $2,132,436)                         2,201,877

  SMALL CAP VALUE PORTFOLIO - 785,346 SHARES (COST $8,033,806)                   8,230,420

  LARGE CAP VALUE PORTFOLIO - 72,842 SHARES (COST $746,849)                      759,743

  TECHNOLOGY & COMMUNICATIONS PORTFOLIO - 720,879 SHARES (COST $7,534,752)       7,504,351

  SELECT 20 PORTFOLIO - 700,903 SHARES (COST $6,898,930)                         7,030,055



 STRONG VARIABLE INSURANCE FUNDS (SVIF)

  DISCOVERY FUND II PORTFOLIO - 69,643 SHARES (COST $856,201)                    837,800

  GROWTH FUND II PORTFOLIO - 117,876 SHARES (COST $1,490,880)                    1,467,550

  OPPORTUNITY FUND II PORTFOLIO - 138,820 SHARES (COST $2,987,628)               3,012,387



 WARBURG PINCUS TRUST (WPT)

  SMALL COMPANY GROWTH PORTFOLIO - 388,177 SHARES (COST $6,245,903)              6,397,165

  INTERNATIONAL EQUITY PORTFOLIO - 53,141 SHARES (COST $585,839)                 557,449

  POST-VENTURE CAPITAL PORTFOLIO - 112,196 SHARES (COST $1,220,247)              1,240,887



   TOTAL ASSETS                                                                 $ 7,519,557,726



NET ASSETS

 VARIABLE ANNUITY CONTRACTS                                                     $ 7,262,735,649

 ANNUITY RESERVES                                                                255,519,966

 RETAINED IN VARIABLE ACCOUNT BY FIDELITY INVESTMENTS LIFE INSURANCE COMPANY     1,302,111



   TOTAL NET ASSETS                                                             $ 7,519,557,726


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY



      SUBACCOUNTS INVESTING IN:

VIP -                       VIP -                       VIP -
MONEY MARKET                HIGH INCOME                 EQUITY-INCOME                   VIP -
                                                                                        GROWTH

12/31/97      12/31/96                    12/31/96      12/31/97        12/31/96        12/31/97        12/31/96

                            12/31/97

INCOME:


 DIVIDENDS
$ 26,699,688  $ 22,183,498  $ 20,817,461  $ 16,728,273  $ 139,970,603   $ 55,685,270    $ 33,907,980    $ 52,408,311

EXPENSES:

 MORTALITY RISK,
4,865,592                   2,709,414                   14,608,539                      9,346,562
 EXPENSE RISK
 AND ADMINIS- 4,265,461                   2,133,584                     13,282,629                      8,895,743
 TRATIVE CHARGES

NET INVESTMENT
21,834,096    17,918,037    18,108,047    14,594,689    125,362,064     42,402,641      24,561,418      43,512,568
 INCOME (LOSS)

REALIZED GAIN (LOSS)        6,949,695     4,215,546     48,965,707      44,973,966      67,921,108      34,665,280

UNREALIZED
 APPRECIATION
 (DEPRECIATION)
0             0             16,989,756    6,407,080     179,763,260     71,715,782      99,256,428      25,231,481
 DURING THE PERIOD

NET INCREASE
 (DECREASE) IN
 NET ASSETS
21,834,096    17,918,037    42,047,498    25,217,315    354,091,031     159,092,389     191,738,954     103,409,329
 FROM OPERATIONS

PAYMENTS
 RECEIVED FROM
 CONTRACT OWNERS
629,101,224   716,350,463   15,807,824    19,246,520    37,916,433      67,800,413      27,687,604      65,624,862

TRANSFERS
 BETWEEN SUB-
(638,722,858) (572,043,365) 19,435,560    39,372,795    (42,350,907)    8,556,850       (133,879,505)   88,618,608
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND
(67,465,064)  (34,497,387)  (11,995,400)  (4,602,693)   (56,020,921)    (27,944,559)    (32,443,849)    (19,664,847)
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 FIDELITY INVEST-
 MENTS LIFE
(215,320)     (117,521)     (71,599)      (16,920)      (43,377)        (375,090)       (59,301)        (325,787)
 INSURANCE
 CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS
(77,302,018)  109,692,190   23,176,385    53,999,702    (60,498,772)    48,037,614      (138,695,051)   134,252,836
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE
29,046        (279,345)     (35,935)      (113,623)     (375,922)       (734,182)       (258,418)       (385,048)
 ANNUITY
 ACCOUNT I, NET

TOTAL INCREASE
(55,438,876)                65,187,948                  293,216,337                     52,785,485
 (DECREASE)
IN            127,330,882                 79,103,394                    206,395,821                     237,277,117
 NET ASSETS

NET ASSETS AT
 BEGINNING
516,421,448   389,090,566   254,794,294   175,690,900   1,378,564,385   1,172,168,564   953,363,919     716,086,802
 OF PERIOD

NET ASSETS AT END
 OF PERIOD
$ 460,982,572 $ 516,421,448 $ 319,982,242 $ 254,794,294 $ 1,671,780,722 $ 1,378,564,385 $ 1,006,149,404 $ 953,363,919



      SUBACCOUNTS INVESTING IN:

VIP -
OVERSEAS

12/31/97        12/31/96

INCOME:


 DIVIDENDS
$ 21,080,704    $ 5,076,103

EXPENSES:

 MORTALITY RISK,
 2,648,546
 EXPENSE RISK
 AND ADMINIS-   2,325,480
 TRATIVE CHARGES

NET INVESTMENT
18,432,158      2,750,623
 INCOME (LOSS)

REALIZED GAIN (LOSS)
13,687,852      4,977,991

UNREALIZED
 APPRECIATION
 (DEPRECIATION)
(6,167,246)     17,808,822
 DURING THE PERIOD

NET INCREASE
 (DECREASE) IN
 NET ASSETS
25,952,764      25,537,436
 FROM OPERATIONS

PAYMENTS
 RECEIVED FROM
 CONTRACT OWNERS
10,161,356      15,310,022

TRANSFERS
 BETWEEN SUB-
(23,441,635)    27,187,801
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND
(7,577,179)     (5,076,410)
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 FIDELITY INVEST-
 MENTS LIFE
(36,899)        (58,320)
 INSURANCE
 CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS
(20,894,357)    37,363,093
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE
(60,265)        (91,969)
 ANNUITY
 ACCOUNT I, NET

TOTAL INCREASE
4,998,142
 (DECREASE)
IN              62,808,560
 NET ASSETS

NET ASSETS AT
 BEGINNING
245,711,153     182,902,593
 OF PERIOD

NET ASSETS AT END
 OF PERIOD
$ 250,709,295   $ 245,711,153


VIP II -                                                                     VIP II -
INVESTMENT               VIP II -                  VIP II -                  ASSET MANAGER:
GRADE BOND               ASSET MANAGER             INDEX 500                 GROWTH

12/31/97     12/31/96    12/31/97     12/31/96                  12/31/96     12/31/97     12/31/96
                                                   12/31/97

INCOME:


 DIVIDENDS
$ 4,769,202  $ 3,861,311 $ 84,602,748 $ 47,469,963 $ 14,463,456 $ 5,677,684  $ 327,986    $ 9,328,581

EXPENSES:
Mortality risk,
expense risk
and administrative
charges
 836,719                 7,130,105                 5,648,542                 2,618,594
Net investment
income (loss)
                                      7,112,472                 2,166,085                 1,063,876
             785,033

3,932,483                77,472,643   40,357,491   8,814,914    3,511,599    (2,290,608)  8,264,705
             3,076,278
Realized
gain (loss)

858,556      888,717     13,884,351   20,343,996   24,508,427   4,975,965    5,935,984    673,453

Unrealized
appreciation
(depreciation)
during the
period
1,995,042                38,783,110   27,445,480   114,558,991  33,991,964   52,266,796   9,972,956
             (2,329,345)

Net increase
(decrease) in
net assets
from
operations
             1,635,650   130,140,104  88,146,967   147,882,332  42,479,528   55,912,172   18,911,114
6,786,081

Payments
received from
contract owners
4,109,827    4,922,193   12,080,157   13,647,683   46,826,607   33,319,804   19,500,391   15,662,363

Transfers
between subaccounts
and the fixed
account, net
22,693,615               (32,631,061) (114,227,037) 204,978,269 167,661,291  70,469,134   101,765,224
             9,167,153

Transfers
for contract
benefits and
terminations
(7,797,627)              (35,791,511) (25,764,391) (15,577,435) (3,781,296)  (6,744,007)  (2,189,943)
             (2,141,175)

Other transfers
(to) from
Fidelity
Investments
Life
Insurance
Co., net
(72,701)                 (155,845)    (237,492)    (150,934)    (64,159)     (80,124)     (38,727)
             56,907

Net increase
(decrease) in
net assets
from contract
transactions
18,933,114               (56,498,260) (126,581,237) 236,076,507 197,135,640  83,145,394   115,198,917
             12,005,078

Retained in
(returned from)
Variable
Annuity
Account I, net
46,432                   (92,781)     (616,502)    (107,699)    (30,838)     (31,806)     4,437
             (109,244)

Total increase
(decrease) in
net assets
25,765,627               73,549,063                383,851,140               139,025,760
                                      (39,050,772)              239,584,330               134,114,468
             13,531,484

Net assets at
beginning of
period
83,238,712               702,001,153  741,051,925  357,224,531  117,640,201  185,221,607  51,107,139
             69,707,228

Net assets at
end of period
$109,004,339 $83,238,712 $775,550,216 $702,001,153 $741,075,671 $357,224,531 $324,247,367 $185,221,607

 VIP II -
CONTRAFUND

12/31/97     12/31/96

INCOME:


 DIVIDENDS
$ 29,715,425      $ 4,625,874

EXPENSES:
Mortality risk,
expense risk
and administrative
charges
10,453,261
Net investment
income (loss)
                   6,890,563

19,262,164        (2,264,689)
Realized
gain (loss)

35,690,439        8,702,452

Unrealized
appreciation
(depreciation)
during the
period
161,313,279       123,250,956

Net increase
(decrease) in
net assets
from
operations
216,265,882       129,688,719
6,786,081


Payments
received from
contract owners
54,807,976        81,653,439

Transfers
between subaccounts
and the fixed
account, net
66,369,243        248,553,823

Transfers
for contract
benefits and
terminations
(25,715,125)      (10,123,899)

Other transfers
(to) from
Fidelity
Investments
Life
Insurance
Co., net
(281,176)         (261,226)

Net increase
(decrease) in
net assets
from contract
transactions
95,180,918        319,822,137

Retained in
(returned from)
Variable
Annuity
Account I, net
(190,999)         (180,555)

Total increase
(decrease) in
net assets
311,255,801
                   449,330,301

Net assets at
beginning of
period
906,636,168       457,305,867

Net assets at
end of period
$1,217,891,969 $906,636,168



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




      SUBACCOUNTS INVESTING IN:

                                                                                                    PBHG -      PBHG -
                                                                                                    SMALL CAP   LARGE
VIP III -    VIP III -     VIP III -      MSUF -     MSUF -      MSUF -      MSUF -      PBHG -     VALUE**     CAP
BALANCED*    GROWTH &      GROWTH         EMERGING   EMERGING    GLOBAL      INTERNAT
                                                                             IONAL       GROWTH II**             VALUE**
             INCOME*       OPPORTUNITIES* MARKETS    MARKETS     EQUITY**    MAGNUM**
                                          EQUITY**   DEBT**

12/31/97     12/31/97      12/31/97      12/31/97    12/31/97    12/31/97    12/31/97    12/31/97   12/31/97    12/31/97

 DIVIDENDS
$ 24,769     $ 6,524,950   $ 490,995     $ 50,198    $ 82,487    $ 38,854    $ 38,893    $ 0         $ 0         $ 0

EXPENSES:

 MORTALITY RISK,
307,802      1,300,226     1,508,291     777         1,196       1,073       737         847         3,809       427
 EXPENSE RISK
 AND ADMINIS-
 TRATIVE CHARGES

NET INVESTMENT
(283,033)    5,224,724     (1,017,296)   49,421      81,291      37,781      38,156      (847)       (3,809)     (427)
 INCOME (LOSS)

REALIZED GAIN (LOSS)
1,117,028    255,257       671,295       1,555       1,555       0           1,566       726         1,588       1,407

UNREALIZED
 APPRECIATION
 (DEPRECIATION)
4,417,092    27,456,573    37,512,881    (54,386)    (67,238)    (6,124)     (52,747)    69,441      196,614     12,894
 DURING THE PERIOD

NET INCREASE
 (DECREASE) IN
 NET ASSETS
5,251,087    32,936,554    37,166,880    (3,410)     15,608      31,657      (13,025)    69,320      194,393     13,874
 FROM OPERATIONS

PAYMENTS
 RECEIVED FROM
 CONTRACT OWNERS
6,706,277    29,329,428    42,870,806    56,721      28,145      347,239     130,652     110,103     604,447     56,451

TRANSFERS
 BETWEEN SUB-
50,665,808   193,894,819   202,642,472   1,725,664   2,812,620   1,832,160   1,267,297   2,022,554   7,434,078   689,520
 ACCOUNTS AND THE
 FIXED ACCOUNT, NET

TRANSFERS
 FOR CONTRACT
 BENEFITS AND
(1,021,595)  (2,031,557)   (3,368,361)   (91)        0           0           0           (117)       (924)       (102)
 TERMINATIONS

OTHER TRANSFERS
 (TO) FROM
 FIDELITY INVEST-
 MENTS LIFE
(11,728)     (80,558)      (262,599)     (62)        (946)       (576)       268         21          (1,552)     (1)
 INSURANCE
 CO., NET

NET INCREASE
 (DECREASE) IN
 NET ASSETS
56,338,762   221,112,132   241,882,318   1,782,232   2,839,819   2,178,823   1,398,217   2,132,561   8,036,049   745,868
 FROM CONTRACT
 TRANSACTIONS

RETAINED IN
 (RETURNED FROM)
 VARIABLE
1,111        12,805        12,641        0           9           11          14          (4)         (22)        1
 ANNUITY
 ACCOUNT I, NET

TOTAL INCREASE
61,590,960   254,061,491   279,061,839   1,778,822   2,855,436   2,210,491   1,385,206   2,201,877   8,230,420   759,743
 (DECREASE) IN
 NET ASSETS

NET ASSETS AT
 BEGINNING
0            0             0             0           0           0           0           0           0           0
 OF PERIOD

NET ASSETS AT END
 OF PERIOD
$ 61,590,960 $ 254,061,491 $ 279,061,839 $ 1,778,822 $ 2,855,436 $ 2,210,491 $ 1,385,206 $ 2,201,877 $ 8,230,420 $ 759,743


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.









            PBHG -      SVIF -    SVIF -      SVIF -      WPT -       WPT -     WPT -
            SELECT 20** DISCOVERY GROWTH      OPPORTUNITY SMALL       INTERNAT
                                                                      IONAL     POST-
PBHG -                  FUND II** FUND II**   FUND II**   COMPANY     EQUITY**  VENTURE
TECHNOLOGY &                                              GROWTH**              CAPITAL**
COM-
MUNICATIONS**                                                                               TOTAL

12/31/97    12/31/97    12/31/97  12/31/97    12/31/97    12/31/97    12/31/97  12/31/97    12/31/97         12/31/96
INCOME:
DIVIDENDS
$ 0         $ 0         $ 0       $ 51,405    $ 2,789     $ 0         $ 24,727  $ 150       $ 383,685,470   $ 223,044,868

EXPENSES:
MORTALITY RISK,
EXPENSE RISK
AND ADMIN
ISTRATIVE
CHARGES
3,175       3,029       433       686         1,349       2,764       273       679         64,003,447      48,920,926

NET INVESTMENT
INCOME (LOSS)
(3,175)    (3,029)     (433)      50,719      1,440       (2,764)     24,454    (529)       319,682,023     174,123,942

REALIZED GAIN (LOSS)
 348       49          (2,563)    438         3,293       (1)         (984)     (323)       220,454,353     124,417,366

UNREALIZED
APPRECIATION
(DEPRECIATION)
DURING THE PERIOD
(30,401)   131,125     (18,401)  (23,330)     24,759      151,262     (28,390)  20,640      728,471,680     313,495,176

NET INCREASE
(DECREASE) IN
NET ASSETS FROM
OPERATIONS
(33,228)   128,145     (21,397)  27,827      29,492       148,497     (4,920)   19,788      1,268,608,056   612,036,484

PAYMENTS
RECEIVED FROM
CONTRACT OWNERS
1,166,675   241,149     115,879   210,484     316,468     547,503     37,724    322,881     941,198,431     1,033,537,762

TRANSFERS
BETWEEN
SUBACCOUNTS AND THE
FIXED ACCOUNT, NET
6,356,784   5,661,006   743,684   1,229,535   2,666,657   5,700,629   522,333   898,095     1,685,570       4,613,143
TRANSFERS
FOR CONTRACT
BENEFITS AND
TERMINATIONS
(1,170)    (748)        (383)     0           (73)        0           (93)      (0)         (273,553,332)   (135,786,600)
OTHER TRANSFERS
(TO) FROM FIDELITY
INVESTMENTS LIFE
INSURANCE CO., NET
15,296     (2,417)      (55)      20          (524)       1,366       (23,099)  (2)         (1,534,424)     (1,438,335)
NET INCREASE
(DECREASE) IN
NET ASSETS FROM
CONTRACT
TRANSACTIONS
7,537,585  5,898,990    859,125   1,440,039   2,982,528   6,249,498   536,865   1,220,974   667,796,245     900,925,970
RETAINED IN
(RETUNED FROM)
VARIABLE ANNUITY
ACCOUNT I, NET
(6)        1,002,920    72        (316)       367         (830)       25,504    125         (23,945)        (2,536,869)
TOTAL INCREASE
(DECREASE) IN
NET ASSETS
7,504,351  7,030,055   837,800    1,467,550   3,012,387   6,397,165   557,449   1,240,887   1,936,380,356
                                                                                                            1,510,425,585
NET ASSETS AT
BEGINNING OF
PERIOD
 0         0           0          0           0           0           0         0           5,583,177,370   4,072,751,785
NET ASSETS
AT END OF
PERIOD
$ 7,504,351 $ 7,030,055 $ 837,800 $ 1,467,550 $ 3,012,387 $ 6,397,165 $ 557,449 $ 1,240,887 $ 7,519,557,726 $5,583,177,370


NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION.
Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp.
In 1997, FILI added eighteen new subaccounts to the Account: VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
3. EXPENSES.
FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 3, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 3, 1997, FILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:
                                      PURCHASES        SALES

VIP - MONEY MARKET                   $  326,583,049   $  382,021,925

VIP - HIGH INCOME                      114,897,983      73,649,486

VIP - EQUITY-INCOME                    198,894,123      134,406,753

VIP - GROWTH                           56,549,510       170,941,561

VIP - OVERSEAS                         72,099,269       74,621,733

VIP II - INVESTMENT GRADE BOND         47,032,620       24,120,591

VIP II - ASSET MANAGER                 98,479,844       77,598,242

VIP II - INDEX 500                     306,095,779      61,312,057

VIP II - ASSET MANAGER: GROWTH         100,798,108      19,975,128

VIP II - CONTRAFUND                    199,694,635      85,442,570

VIP III - BALANCED                     65,612,689       9,555,849

VIP III - GROWTH & INCOME              228,481,958      2,132,297

VIP III - GROWTH OPPORTUNITIES         245,497,853      4,620,190

MSUF - EMERGING MARKETS EQUITY         2,115,422        283,769

MSUF - EMERGING MARKETS DEBT           3,274,862        353,743

MSUF - GLOBAL EQUITY                   2,216,615        0

MSUF - INTERNATIONAL MAGNUM            1,571,078        134,691

PBHG - GROWTH II                       2,184,299        52,589

PBHG - SMALL CAP VALUE                 8,166,634        134,416

PBHG - LARGE CAP VALUE                 851,823          106,381

PBHG - TECHNOLOGY & COMMUNICATIONS     7,552,890        18,486

PBHG - SELECT 20                       6,910,570        11,689

SVIF - DISCOVERY FUND II               1,033,348        174,584

SVIF - GROWTH FUND II                  1,568,802        78,360

SVIF - OPPORTUNITY FUND II             3,262,583        278,248

WPT - SMALL COMPANY GROWTH             6,245,904        0

WPT - INTERNATIONAL EQUITY             921,970          335,147

WPT - POST-VENTURE CAPITAL             1,271,438        50,868

6. UNIT VALUES.
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1997 and 1996 are as follows:

                       PAYMENTS
        BEGINNING      RECEIVED     TRANSFERS      CONTRACT
        BALANCE        FROM         BETWEEN        TERMINATIONS     ENDING BALANCE
                       CONTRACT     SUBACCOUNTS,                   UNITS UNIT VALUE DOLLARS
                       OWNERS       NET







JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - MONEY MARKET    33,393,564    35,765,040    (40,993,364)    91,490         28,256,730   $ 15.98   $ 451,543,983

 VIP - HIGH INCOME      9,856,952     586,582       661,363         (623,781)      10,481,116   $ 29.00    303,988,166

 VIP - EQUITY-INCOME    43,073,117    1,075,044     (1,451,095)     (1,859,034)    40,838,032   $ 39.39    1,608,658,423

 VIP - GROWTH          26,772,269    709,036       (3,594,444)     (838,737)      23,048,124   $ 42.76    985,593,562

 VIP - OVERSEAS         11,419,855    436,554       (983,144)       (360,741)      10,512,524   $ 23.52    247,274,432

 VIP II - INVESTMENT
GRADE BOND              4,615,384     228,138       1,229,196       (547,810)      5,524,907    $ 18.75    103,579,135

 VIP II - ASSET MANAGER 33,062,627    530,613       (1,505,174)     (1,767,212)    30,320,855   $ 24.80    751,916,385

 VIP II - INDEX 500     18,160,844    2,122,452     9,533,877       (1,121,909)    28,695,264   $ 24.83    712,404,342

 VIP II - ASSET MANAGER:
GROWTH                  12,261,937    1,205,712     4,500,037       (766,657)      17,201,030   $ 17.95    308,741,994

 VIP II - CONTRAFUND    53,010,249    2,983,188     3,494,055       (1,698,427)    57,789,065   $ 20.47    1,183,200,370

 VIP III - BALANCED *                 606,056       4,630,639       (586,884)      4,649,810    $ 11.98    55,714,035

 VIP III - GROWTH & INCOME *          2,622,603     17,602,327      (1,426,696)    18,798,233   $ 12.68    238,278,772

 VIP III - GROWTH OPPORTUNITIES *     3,852,029     18,523,967      (1,221,162)    21,154,834   $ 12.63    267,246,966

 MSUF - EMERGING MARKETS EQUITY **    5,745         171,206         (15)           176,936      $ 10.05    1,778,822

 MSUF - EMERGING MARKETS DEBT **      2,756         269,897         (2,040)        270,613      $ 10.48    2,834,996

 MSUF - GLOBAL EQUITY **              34,595        181,040         (1,155)        214,479      $ 10.25    2,198,667

 MSUF - INTERNATIONAL MAGNUM **       13,105        127,421         (14,455)       126,071      $ 9.86     1,242,464

 PBHG - GROWTH II **                  11,237        205,656         (18,025)       198,868      $ 10.15    2,018,998

 PBHG - SMALL CAP VALUE **            59,114        730,068         (28,259)       760,923      $ 10.43    7,936,253

 PBHG - LARGE CAP VALUE **            5,653         68,352          (2,944)        71,061       $ 10.27    729,623

 PBHG - TECHNOLOGY & COMMUNICATIONS **120,942       639,601         (13,759)       746,784      $ 9.87     7,369,743

 PBHG - SELECT 20 **                  23,751        554,810         (27,088)       551,473      $ 10.42    5,745,102

 SVIF - DISCOVERY FUND II **          11,942        74,522          (17,377)       69,087       $ 9.69     669,714

 SVIF - GROWTH FUND II **             21,083        122,113         (3,251)        139,945      $ 10.25    1,434,554

 SVIF - OPPORTUNITY FUND II **        31,632        265,241         (19,520)       277,353      $ 10.15    2,814,079

 WPT - SMALL COMPANY GROWTH **        55,431        572,410         (30,997)       596,845      $ 10.19    6,081,692

 WPT - INTERNATIONAL EQUITY **        3,884         53,678          (2,581)        54,981       $ 9.24     508,179

 WPT - POST-VENTURE CAPITAL **        32,317        88,717          (836)          120,198      $ 10.25    1,232,198

                                                                                                         $ 7,262,735,649

JANUARY 1, 1996 TO DECEMBER 31, 1996




 VIP - MONEY MARKET     26,268,846    42,913,398    (38,375,363)    2,586,683      33,393,564   $ 15.30   $ 510,850,998

 VIP - HIGH INCOME      7,797,315     816,399       1,649,890       (406,652)      9,856,952    $ 24.89    245,332,651

 VIP - EQUITY-INCOME    41,937,122    2,359,548     324,284         (1,547,837)    43,073,117   $ 31.05    1,337,348,204

 VIP - GROWTH           23,019,869    1,987,476     2,629,901       (864,978)      26,772,269   $ 34.97    936,189,066

 VIP - OVERSEAS         9,560,376     770,514       1,400,639       (311,673)      11,419,855   $ 21.29    243,142,393

 VIP II - INVESTMENT
GRADE BOND              3,993,107     291,738       528,603         (198,064)      4,615,384    $ 17.36    80,112,903

 VIP II - ASSET MANAGER 39,821,641    708,287       (6,035,625)     (1,431,676)    33,062,627   $ 20.75    686,200,145

 VIP II - INDEX 500     7,333,800     1,943,169     9,613,725       (729,850)      18,160,844   $ 18.89    343,086,654

 VIP II - ASSET
MANAGER: GROWTH         4,035,434     1,168,481     7,592,101       (534,078)      12,261,937   $ 14.49    177,691,548

 VIP II - CONTRAFUND   32,421,946    5,482,352     16,672,452      (1,566,501)    53,010,249   $ 16.65    882,817,550

                                                                                                   $ 5,442,772,112





* FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE CONTRACT OWNERS OF FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT I:


We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Annuity Account I (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998


(registered trademark)
America's largest privately-held investment management organization. Fidelity Retirement Reserves (policy form FVA-88200 and NRR-96100), Fidelity Variable Annuity and Fidelity Income Advantage (policy form FVIA-92100) are issued by Fidelity Investments Life Insurance Company. Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity Insurance Agency, Inc. and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109